Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of preferential tax benefits	(14.23%)	(7.30%)	(27.60%)
Effect of non-deductible expenses	0.39%	0.22%	0.02%
Effect of research and development credits	(2.25%)	(3.28%)	(5.83%)
Effect of intangible assets amortization	0.00%	0.00%	(2.26%)
Effect of deferred tax rate change for share- based compensation	(0.09%)	(0.31%)	(0.81%)
Effective tax rate	8.82%	14.33%	(11.48%)